Earnings Per Share	12 Months Ended
Mar. 31, 2019
Successor [Member]
Earnings Per Share

Note 14 - Earnings Per Share

Basic earnings per share is computed using the weighted average number of shares outstanding. Diluted earnings per share is computed using the weighted average number of shares outstanding adjusted for the incremental shares attributed to potentially diluted securities. There were no potential diluted securities outstanding for each of the periods presented. The following table sets forth the computation of basic and diluted earnings per share:

	Successor			Predecessor
	Year ended March 31, 2019	Year ended March 31, 2018	Period January 11, 2017 through March 31, 2017	Period April 1, 2016 through January 10, 2017

Numerator:
Net income	$64,282	$806,626	$304,219	$52,158
Denominator:
Weighted-average shares outstanding-Basic and diluted	623,600,000	566,567,213	334,177,215	51,050
Earnings per share
-Basic and diluted	$0.0001	$0.0014	$0.0009	$1.0217